Revenue - Earned revenue (Details) - Voyage Charter - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of revenue
Revenue	$ 204,468,964	$ 204,484,668
Freight
Disaggregation of revenue
Revenue	183,616,930	185,530,482
Demurrages
Disaggregation of revenue
Revenue	$ 20,852,034	$ 18,954,186